                                     [LOGO]


                                 NATIONWIDE(R)

                                  VLI SEPARATE

                                   ACCOUNT-3

                                 ANNUAL REPORT
                                       TO

                                CONTRACT OWNERS
                               DECEMBER 31, 1996

                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO

                                     [LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide VLI Separate Account-3.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.

                        /s/  JOSEPH J. GASPER, President

                          Joseph J. Gasper, President

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1996

ASSETS:

   Investments at market value:
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,525 shares (cost $26,854) ...............................................    30,631
      Dreyfus Stock Index Fund (DryStkIx)
         9,742 shares (cost $171,041) ..............................................    197,563
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         11,386 shares (cost $218,226) .............................................    239,440
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         10,012 shares (cost $294,741) .............................................    311,771
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         3,028 shares (cost $35,628) ...............................................     37,911
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,059 shares (cost $18,065) ...............................................     19,951
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         6,055 shares (cost $91,797) ...............................................    102,510
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         7,084 shares (cost $102,557) ..............................................    117,319
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         276,603 shares (cost $3,273,884) ..........................................  4,503,103
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         134,748 shares (cost $1,465,741) ..........................................  1,487,613
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         397,313 shares (cost $397,313) ............................................    397,313
      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,883 shares (cost $38,437) ...............................................     40,043
      Nationwide SAT - Total Return Fund (NSATTotRe)
         961,579 shares (cost $10,380,206) ......................................... 12,760,152
      Neuberger & Berman - Balanced Portfolio (NBAMTBal)
         792 shares (cost $11,091) .................................................     11,129
      Neuberger & Berman - Growth Portfolio (NBAMTGro)
         2,352 shares (cost $60,933) ...............................................     60,637
      Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
         75,687 shares (cost $1,158,239) ...........................................  1,204,929
      Neuberger & Berman - Partners Portfolio (NBAMTPart)
         3,311 shares (cost $47,877) ...............................................     54,571
      Oppenheimer - Bond Fund (OppBdFd)
         685 shares (cost $7,880) ..................................................      7,968
      Oppenheimer - Global Securities Fund (OppGISec)
         1,301 shares (cost $20,550) ...............................................     22,945
     Oppenheimer - Multiple Strategies Fund (OppMult)
         271 shares (cost $3,929) ..................................................      4,231

      Strong Special Fund II, Inc. (StSpec2)
         3,074 shares (cost $52,663) ............................................        59,143
      Strong VIF - Strong Discovery Fund II (StDisc2)
         1,455 shares (cost $16,865) ............................................        15,718
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,173 shares (cost $13,237) ............................................        13,173
      TCI Portfolios - TCI Advantage (TCIAdv)
         128,928 shares (cost $706,467) .........................................       810,955
      TCI Portfolios - TCI Balanced (TCIBal)
         1,707 shares (cost $11,909) ............................................        12,872
      TCI Portfolios - TCI Growth (TCIGro)
         5,249 shares (cost $59,640) ............................................        53,745
      TCI Portfolios - TCI International (TCIInt)
         4,169 shares (cost $23,112) ............................................        24,846
      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         1,161 shares (cost $19,649) ............................................        19,415
      Van Eck - Worldwide Bond Fund (VEWrldBd)
         153 shares (cost $1,636) ...............................................         1,698
      Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         311 shares (cost $3,856) ...............................................         4,595
      Warburg Pincus - International Equity Portfolio (WPIntEq)
         1,696 shares (cost $19,395) ............................................        19,473
      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         3,764 shares (cost $46,999) ............................................        53,630
                                                                                   ------------
            Total investments ...................................................    22,700,993

   Accounts receivable ..........................................................         1,688
                                                                                   ------------
            Total assets ........................................................    22,702,681
                                                                                   ============
Contract Owners' Equity .........................................................  $ 22,702,681
                                                                                   ============

Contract owners' equity represented by:                        UNITS         UNIT VALUE
   The Dreyfus Socially Responsible Growth Fund, Inc. ......      1,769      17.319589    $   30,638

   Dreyfus Stock Index Fund ................................     11,799      16.744674       197,570

   Fidelity VIP - Equity-Income Portfolio ..................      9,508      25.185570       239,464

   Fidelity VIP - Growth Portfolio .........................     12,891      24.186560       311,789

   Fidelity VIP - High Income Portfolio ....................      1,607      23.588786        37,907

   Fidelity VIP - Overseas Portfolio .......................      1,301      15.324813        19,938

   Fidelity VIP-II - Asset Manager Portfolio ...............      5,640      18.169993       102,479

   Fidelity VIP-II - Contrafund Portfolio ..................      8,785      13.356323       117,335

   Nationwide SAT - Capital Appreciation Fund ..............    244,631      18.410667     4,503,820

   Nationwide SAT - Government Bond Fund ...................     96,709      15.383251     1,487,699

   Nationwide SAT - Money Market Fund ......................     32,529      12.214743       397,333

   Nationwide SAT - Small Company Fund .....................      2,876      13.915643        40,021

   Nationwide SAT - Total Return Fund ......................    580,335      21.988773    12,760,855

   Neuberger & Berman - Balanced Portfolio .................     80,273      15.011230     1,204,996

   Neuberger & Berman - Growth Portfolio ...................      3,508      17.282005        60,625

   Neuberger & Berman - Limited Maturity Bond Portfolio ....        819      13.551318        11,099

   Neuberger & Berman - Partners Portfolio .................      3,122      17.469360        54,539

   Oppenheimer - Bond Fund .................................        505      15.764821         7,961

   Oppenheimer - Global Securities Fund ....................      1,704      13.457220        22,931

   Oppenheimer - Multiple Strategies Fund ..................        229      18.446363         4,224

   Strong Special Fund II, Inc. ............................      2,742      21.575419        59,160

   Strong VIF - Strong Discovery Fund II ...................        952      16.514861        15,722

   Strong VIF - Strong International Stock Fund II .........      1,185      11.208230        13,282

   TCI Portfolios - TCI Advantage ..........................     30,540      14.210999       434,004

   TCI Portfolios - TCI Advantage (Depositor) (note 1a) ....     25,000      15.079515       376,988

   TCI Portfolios - TCI Balanced ...........................        879      14.642920        12,871

   TCI Portfolios - TCI Growth .............................      3,507      15.327392        53,753

   TCI Portfolios - TCI International ......................      2,090      11.890858        24,852

   Van Eck - Gold and Natural Resources Fund ...............      1,062      18.284590        19,418

   Van Eck - Worldwide Bond Fund ...........................        126      13.479157         1,698

   Van Kampen American Capital -
      Real Estate Securities Fund ..........................        306      15.045195         4,604

   Warburg Pincus - International Equity Portfolio .........      1,670      11.660648        19,473

   Warburg Pincus - Small Company Growth Portfolio .........      3,809      14.080553        53,633
                                                                =======     ==========   -----------
                                                                                         $22,702,681
                                                                                         ===========

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  Years Ended December 31, 1996, 1995 and 1994

                                                                     1996               1995            1994
                                                                 ------------       ------------     -----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...................     $ 1,277,321         1,084,513          494,868
   Mortality and expense charges (note 3) ...................        (159,468)         (119,641)         (80,632)
                                                                 ------------        ----------       ----------
      Net investment activity ...............................       1,117,853           964,872          414,236
                                                                 ------------        ----------       ----------

   Proceeds from mutual fund shares sold ....................       1,904,080         2,252,228        4,179,645
   Cost of mutual fund shares sold ..........................      (1,696,815)       (2,113,393)      (4,147,943)
                                                                 ------------        ----------       ----------
      Realized gain (loss) on investments ...................         207,265           138,835           31,702
   Change in unrealized gain (loss) on investments ..........       2,051,091         2,274,433         (556,146)
                                                                 ------------        ----------       ----------
      Net gain (loss) on investments ........................       2,258,356         2,413,268         (524,444)
                                                                 ------------        ----------       ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ................       3,376,209         3,378,140         (110,208)
                                                                 ------------        ----------       ----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ..........       4,940,306         4,661,075        8,317,542
   Surrenders (note 2d) .....................................        (641,251)         (427,125)        (172,813)
   Death benefits (note 4) ..................................          (6,306)          (11,836)         (17,276)
   Policy loans (net of repayments) (note 5) ................        (635,496)         (212,115)         (85,214)
   Deductions for surrender charges (note 2d) ...............        (145,828)          (71,008)         (59,849)
   Redemptions to pay cost of insurance charges
      and administrative charges (notes 2b and 2c) ..........      (2,089,346)       (2,073,851)      (2,524,466)
                                                                 ------------        ----------       ----------
         Net equity transactions ............................       1,422,079         1,865,140        5,457,924
                                                                 ------------        ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......................       4,798,288         5,243,280        5,347,716
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................      17,904,393        12,661,113        7,313,397
                                                                 ------------        ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................    $ 22,702,681        17,904,393       12,661,113
                                                                 ============        ==========       ==========


See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                         NOTES TO FINANCIAL STATEMENTS

                        December 31, 1996, 1995 and 1994

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of TCI Portfolios, Inc. - TCI Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been purchased. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:
         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) Dreyfus Stock Index Fund (DryStkIx)
         Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Growth and Income Portfolio (DryGroInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
            Neuberger & Berman - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman - Growth Portfolio (NBAMTGro)
            Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
            Oppenheimer - Bond Fund (OppBdFd)
            Oppenheimer - Global Securities Fund (OppGlSec)
            Oppenheimer - Multiple Strategies Fund (OppMult)

         Strong Special Fund II, Inc. (StSpec2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
            TCI Portfolios - TCI Advantage (TCIAdv)
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)
            TCI Portfolios - TCI International (TCIInt)
            TCI Portfolios - TCI Value (TCIValue)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck) (formerly Van Eck Investment Trust);
            Van Eck - Gold and Natural Resources Fund (VEGoldNR)
            Van Eck - Worldwide Bond Fund (VEWrldBd) (formerly Van Eck - Global
              Bond Fund (VEGlobBd))
            Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

         Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);
            Van Kampen American Capital - Real Estate Securities Fund
              (VKACRESec)

         Portfolios of the Warburg Pincus Trust (Warburg Pincus);
            Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1996, contract owners have invested in all of the above funds except for Dreyfus VIF - Growth and Income Portfolio, TCI Portfolios - TCI Value, Van Eck - Worldwide Emerging Markets Fund, and Warburg Pincus Post Venture Capital Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account.

         Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Separate Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Separate Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan plus interest, if any, is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral back to the Account.

(6)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         o    Beginning unit value - Jan. 1

         o    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         o    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         o    Asset charges
              (This amount reflects the decrease in the unit value due to the charge discussed in note 3.)

         o    Ending unit value - Dec. 31

         o    Percentage increase (decrease) in unit value.

                                                                                                                       SCHEDULE I

                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                                    DRYSRGRO     DRYSTKIX    FIDVIPEI    FIDVIPGR    FIDVIPHI     FIDVIPOV    FIDVIPAM    FIDVIPCON
                                    ---------    --------    --------    --------    --------     --------    --------    ---------
1996***
 Beginning unit value - Jan. 1   $14.401809    13.775382  22.215745    21.256059   20.852993    13.645033   15.982529    11.099135
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                    .747630      .596225   1.025291     1.527554    1.902180      .335875    1.051899      .104631
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)            2.296912     2.494042   2.132663     1.587071    1.012148     1.459385    1.270941     2.248711
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                     (.126762)    (.120975)  (.188129)    (.184124)   (.178535)    (.115480)   (.135376)    (.096154)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31     $17.319589    16.744674  25.185570    24.186560   23.588786    15.324813   18.169993    13.356323
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*(a)                    20%         22%         13%          14%        13%           12%        14%           20%
==================================================================================================================================

1995

 Beginning unit value - Jan. 1   $13.083801    12.456650  19.991986    21.077777   19.897254    13.633767   15.029765    10.655665
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                    .396430      .239425    .229029      .000000     .000000      .000000     .000000      .143118
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)             .967071     1.122261   2.063681      .249916    1.022818      .055055    1.003384      .336322
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                     (.045493)    (.042954)  (.068951)    (.071634)   (.067079)    (.043789)   (.050620)    (.035970)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31     $14.401809    13.775382  22.215745    21.256059   20.852993    13.645033   15.982529    11.099135
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*(a)                  10%(b)       11%(b)     11%(b)        1%(b)       5%(b)        0%(b)       6%(b)        4%(b)
==================================================================================================================================

1994

 Beginning unit value - Jan. 1         **           **         **           **          **            **        **              **
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
   in unit value*(a)
==================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a)Asset charges do not include the policy charges discussed in note 2; and

    (b)This investment option was not utilized for the entire year indicated.

 **This investment option was not utilized or was not available.

***No other investment options were being utilized.

                                                                                                            SCHEDULE I, CONTINUED
                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                     NSATCAPAP    NSATGVTBD    NSATMYMKT    NSATSMCO     NSATTOTRE   NBAMTBAL    NBAMTGRO    NBAMTLMAT   NBAMTPART
                    ----------   ----------    ---------    ---------    ---------   ---------   ---------  ----------   ---------
1996***
 Beginning unit
   value - Jan. 1   $14.713230    14.984933    11.714295    11.420759    18.192762    14.157643   15.962482   13.096811   13.591346
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
   gains and
   dividends           .766553      .930103      .596995      .133983     1.217547     2.170851    1.448641    1.102543     .554011
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
   (loss)             3.061949     (.412550)     .000000     2.463983     2.737018    (1.201214)    .003774    (.542247)   3.446498
-----------------------------------------------------------------------------------------------------------------------------------
 Asset charges        (.131065)    (.119235)    (.096547)    (.103082)    (.158554)    (.116050)   (.132892)   (.105789)   (.122495)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit
   value - Dec. 31  $18.410667    15.383251    12.214743    13.915643    21.988773    15.011230   17.282005   13.551318   17.469360
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage
   increase (decrease)
   in unit value*(a)       25%           3%           4%          22%          21%           6%           8%         3%         29%
===================================================================================================================================

1995

 Beginning unit
   value - Jan. 1   $11.465403    12.720514    11.176411    10.000000    14.205723    11.531273   15.674452   12.612894   12.574475
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
   gains and
   dividends           .653781      .903001      .629782      .017475     1.413734      .293664     .000000     .000000     .000000
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
   (loss)             2.696528     1.472503      .000000     1.418968     2.703396     2.438125     .341270     .526078    1.059943
-----------------------------------------------------------------------------------------------------------------------------------
 Asset charges        (.102482)    (.111085)    (.091898)    (.015684)    (.130091)    (.105419)   (.053240)   (.042161)   (.043072)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit
   value - Dec. 31  $14.713230    14.984933    11.714295    11.420759    18.192762    14.157643   15.962482   13.096811   13.591346
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)       28%          18%           5%        14%(b)          28%          23%       2%(b)       4%(b)       8%(b)
===================================================================================================================================

1994

 Beginning unit
   value - Jan. 1   $11.662121    13.250482    10.845265         **      14.167308    12.027618        **          **           **
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
   gains and
   dividends           .184927      .833925      .419275                   .717782      .469287
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
   (loss)             (.289863)   (1.261429)     .000000                  (.565055)    (.872191)
-----------------------------------------------------------------------------------------------------------------------------------
 Asset charges        (.091782)    (.102464)    (.088129)                 (.114312)    (.093441)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit
   value - Dec. 31  $11.465403    12.720514    11.176411                 14.205723    11.531273
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)      (2)%         (4)%           3%                        0%         (4)%
===================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a)Asset charges do not include the policy charges discussed in note 2; and
    (b)This investment option was not utilized for the entire year indicated.

 **This investment option was not utilized or was not available.

***No other investment options were being utilized.

                                                                                                         SCHEDULE I, CONTINUED

                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                                  OPPBDFD    OPPGISEC      OPPMULT    STSPEC2      STDISC2   STINTSTK2      TCIADV      TCIADV+
                                 ---------   ---------    --------   --------     --------   --------      --------    --------
1996***
 Beginning unit value -
   Jan. 1                       $15.164813   11.542134   16.100377   18.408627    16.514850  10.236021     13.112917   13.802855
--------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .975830     .000000    1.226905     .866384     3.367146    .051144       .945920     .998314
--------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         (.253799)   2.014545    1.256649    2.458870    (3.238459)  1.009533       .260998     .278346
--------------------------------------------------------------------------------------------------------------------------------
   Asset charges                  (.122023)   (.099459)   (.137568)   (.158462)    (.128676)  (.088468)     (.108836)    .000000
--------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $15.764821   13.457220   18.446363   21.575419    16.514861  11.208230     14.210999   15.079515
--------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                  4%        17%          15%         17%          0%          9%            8%          9%
================================================================================================================================

1995

   Beginning unit value -
     Jan. 1                     $14.319149   11.943012   15.453572   17.177125    15.320395       **       11.321934   11.822996
--------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .451093     .000000     .337996     .082118      .211565                  .411556     .431938
--------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)          .442834    (.362402)    .360634    1.207608     1.035469                 1.477165    1.547921
--------------------------------------------------------------------------------------------------------------------------------
   Asset charges                  (.048263)   (.038476)   (.051825)   (.058224)    (.052579)                (.097738)    .000000
--------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $15.164813   11.542134   16.100377   18.408627    16.514850                13.112917   13.802855
--------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                6%(b)     (3)%(b)       4%(b)       7%(b)        8%(b)                      16%         17%
================================================================================================================================

1994

   Beginning unit value -
     Jan. 1                           **          **          **          **           **         **      $11.295721   11.701906
--------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                                                                           .297670     .309969
--------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                                                                   (.181209)   (.188879)
--------------------------------------------------------------------------------------------------------------------------------
   Asset charges                                                                                            (.090248)    .000000
--------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                                                                              $11.321934   11.822996
--------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                                                                                            0%          1%
================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a) Asset charges do not include the policy charges discussed in note 2;
        and

    (b) This investment option was not utilized for the entire year indicated.

 **This Investment option was not utilized or was not available.

***No other investment options were being utilized.

  +For Depositor, see note 1a.

                                                                                                          SCHEDULE I, CONTINUED

                                                 NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                 SCHEDULES OF CHANGES IN UNIT VALUE

                                            Years Ended December 31, 1996, 1995 and 1994

                                 TCIBAL       TCIGRO       TCIINT     VEGOLDNR     VEWRLDBD     VKACRESEC      WPINTEQ     WPSMCOGR
                                 ------       ------       ------     ---------    ---------   ----------     --------     ---------
1996***

 Beginning unit value -
   Jan. 1                    $13.155049    16.149061   10.477472    15.612002    13.253457    10.792212     10.687672    12.461074
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                .622373     1.812196     .249286      .331277      .361660      .289441       .227366      .000000
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)         .976138    (2.505020)   1.252389     2.482492     (.030793)    4.059026       .836487     1.727810
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                 (.110640)    (.128845)   (.088289)    (.141181)    (.105167)    (.095484)     (.090877)    (.108331)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
   Dec. 31                   $14.642920    15.327392   11.890858    18.284590    13.479157    15.045195     11.660648    14.080553
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)                11%        (5)%          13%          17%          2%           39%           9%           13%
==================================================================================================================================

1995

 Beginning unit value -
   Jan. 1                    $12.526705    15.745499   10.216142    15.406908    13.012850    10.203521     10.236484    10.233506
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends                .187655      .000000     .000000      .075481      .245483      .092168       .077521      .000000
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)         .482910      .457100     .294719      .180118      .038021      .530496       .408042     2.264927
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges                 (.042221)    (.053538)   (.033389)    (.050505)    (.042897)    (.033973)     (.034375)    (.037359)
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
   Dec. 31                   $13.155049    16.149061   10.477472    15.612002    13.253457    10.792212     10.687672    12.461074
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)               5%(b)        3%(b)       3%(b)        1%(b)        2%(b)        6%(b)         4%(b)       22%(b)
==================================================================================================================================

1994

 Beginning unit value -
   Jan. 1                          **           **          **           **           **           **            **           **
----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
   and dividends
----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)
----------------------------------------------------------------------------------------------------------------------------------
 Asset charges
----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
   Dec. 31
----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
   (decrease)
   in unit value*(a)
==================================================================================================================================

  *An annualized rate of return cannot be determined as:

    (a) Asset charges do not include the policy charges discussed in note 2; and

    (b) This investment option was not utilized for the entire year indicated.

 **This investment option was not utilized or was not available.

***No other investment options were being utilized.

See note 6.

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-3 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

NATIONWIDE LIFE INSURANCE COMPANY
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